Investment Securities (Gains (Losses) on Sales of Securities Available for Sale) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Securities Disclosure [Abstract]
Proceeds	$ 3,489,000,000	$ 6,829,000,000	$ 4,480,000,000
Gross Gains	24,000,000	56,000,000	33,000,000
Gross Losses	(8,000,000)	(13,000,000)	(29,000,000)
Net Gains	16,000,000	43,000,000	4,000,000
Tax Expense	$ 6,000,000	$ 15,000,000	$ 1,000,000